Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Balance			$ (549,762)	$ (489,244)
Other comprehensive income (loss) before reclassifications	(11,343)	(122,468)
AOCI reclassifications	17,635	17,859
Other comprehensive income loss net of taxes	6,292	(104,609)
Ending Balance OCI	(543,470)	(593,853)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(121,856)	(138,341)
Other comprehensive income (loss) before reclassifications	(2,057)	4,902
AOCI reclassifications	12,146	9,974
Other comprehensive income loss net of taxes	10,089	14,876
Ending Balance OCI	(111,767)	(123,465)
Accumulate benefit plans adjustment [Member]
Balance			(141,987)	(179,423)
AOCI reclassifications	5,489	7,885
Other comprehensive income loss net of taxes	5,489	7,885
Ending Balance OCI	(136,498)	(171,538)
Accumulated translation adjustments (Domain) [Member]
Balance			(286,744)	(174,349)
Other comprehensive income (loss) before reclassifications	(9,535)	(125,052)
Other comprehensive income loss net of taxes	(9,535)	(125,052)
Ending Balance OCI	(296,279)	(299,401)
Total, before non-controlling interests
Balance			(550,587)	(492,113)
Other comprehensive income (loss) before reclassifications	(11,592)	(120,150)
AOCI reclassifications	17,635	17,859
Other comprehensive income loss net of taxes	6,043	(102,291)
Ending Balance OCI	(544,544)	(594,404)
Noncontrolling interests not subject to put provisions [Member]
Balance			825	2,869
Other comprehensive income (loss) before reclassifications	249	(2,318)
Other comprehensive income loss net of taxes	249	(2,318)
Ending Balance OCI	$ 1,074	$ 551